united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard A. Malinowski

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2620

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Income Plus Fund
Class A Shares: HCMEX
Investor Class Shares: HCMKX

Semi-Annual Report
December 31, 2017

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, compared to its benchmarks:

				Annualized
			Annualized	Inception** -
	Six Months	One Year	Three Year	December 31, 2017
HCM Tactical Growth Fund – Class A	16.41%	33.24%	12.84%	9.80%
HCM Tactical Growth Fund – Class A with load	9.72%	25.58%	10.65%	7.91%
HCM Tactical Growth Fund – Class I	16.39%	33.20%	12.83%	9.78%
HCM Tactical Growth Fund – Class R	16.39%	33.20%	12.83%	9.78%
HCM Tactical Growth Fund – Investor Class	16.03%	32.41%	12.16%	9.21%
S&P 500 TR Index***	11.42%	21.83%	11.41%	11.66%
HFRX Equity Hedge Index****	6.02%	9.98%	7.52%	8.43%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The returns would have been lower had the Advisor not waived its fees. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.50% for Class A shares and 3.25% for Investor Class per the November 1, 2017 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.66% for Class I shares and 2.76% for Class R shares per the July 8, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2017

The Fund’s top holdings by industry sector and investment type as of December 31, 2017 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity Funds	88.6%

Common Stocks
Consumer, Non-cyclical	2.3%
Consumer, Cyclical	1.8%
Communications	1.3%
Energy	1.1%
Financial	1.0%
Basic Materials	0.9%
Utilities	0.9%
Technology	0.6%
Industrial	0.4%
Short Term Investment	0.6%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, compared to its benchmark:

			Annualized
			Inception** -
	Six Months	One Year	December 31, 2017
HCM Dividend Sector Plus Fund – Class A	12.78%	19.10%	17.70%
HCM Dividend Sector Plus Fund – Class A with load	6.30%	12.25%	15.24%
HCM Dividend Sector Plus Fund – Class I	12.77%	19.09%	17.69%
HCM Dividend Sector Plus Fund – Class R	12.78%	19.10%	17.70%
HCM Dividend Sector Plus Fund – Class A1	12.71%	18.84%	17.64%
HCM Dividend Sector Plus Fund – Class A1 with load	6.24%	12.01%	15.19%
HCM Dividend Sector Plus Fund – Investor Class	12.40%	18.28%	16.94%
S&P 500 TR Index	11.42%	21.83%	12.43%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.33% for Class A shares, 2.49% for Class A1 shares, and 3.09% for Investor Class shares per the November 1, 2017 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.51% for Class I shares and 2.36% for Class R shares per the March 3, 2015 prospectus. Class A and Class A1 shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

The Fund’s top industry sector and investment type as of December 31, 2017 are as follows:

Industry Sector/Investment Type	% of Net Assets
Common Stocks
Consumer, Non-cyclical	25.9%
Consumer, Cyclical	24.6%
Energy	13.1%
Financial	11.7%
Utilities	11.1%
Communications	10.4%
Basic Materials	10.0%
Technology	8.0%
Industrial	4.7%
Short Term Investment	2.5%
Liabilities in Excess of Other Assets	(22.0)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual for a detailed listing of the Fund’s holdings.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, compared to its benchmark:

			Annualized
			Inception** -
	Six Months	One Year	December 31, 2017
HCM Income Plus Fund – Class A	4.48%	8.58%	7.64%
HCM Income Plus Fund – Class A with load	(1.51%)	2.31%	2.20%
HCM Income Plus Fund – Investor Class	4.11%	7.77%	6.95%
Bloomberg Barclays US Aggregate Bond Index	1.24%	3.54%	2.07%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.03% for Class A shares, 2.78% for Investor Class shares, per the November 1, 2017 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is November 9, 2016.

***	The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index.

The Fund’s top industry sector and investment type as of December 31, 2017 are as follows:

Industry Sector/Investment Type	% of Net Asset
Exchange Traded Funds
Equity Funds	46.5%
Debt Funds	32.9%
Asset Allocation Fund	17.1%
Short Term Investment	2.9%
Other Assets Less Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value
	COMMON STOCKS - 10.3%
	ASSET MANAGEMENT - 0.2%
4,634	Franklin Resources, Inc.	$200,791

	BIOTECHNOLOGY & PHARMACEUTICAL - 0.2%
2,497	Gilead Sciences, Inc.	178,885

	CHEMICALS - 0.4%
2,282	Eastman Chemical Co.	211,404
2,089	LyondellBasell Industries N.V.	230,458
		441,862
	CONSUMER PRODUCTS - 0.6%
3,281	Altria Group, Inc.	234,296
4,857	Archer Daniels Midland Co.	194,669
2,533	Molson Coors Brewing Co.	207,883
		636,848
	CONTAINERS & PACKAGING - 0.2%
1,766	Packaging Corp. of America	212,891

	HARDWARE - 0.4%
6,875	Corning, Inc.	219,931
14,141	Hewlett Packard Enterprise Co.	203,065
		422,996
	HEALTH CARE FACILITIES & SERVICES - 0.7%
2,144	Centene Corp. *	216,287
3,412	DaVita, Inc. *	246,517
2,612	HCA Healthcare, Inc. *	229,438
		692,242
	INDUSTRIAL SERVICES - 0.2%
1,468	United Rentals, Inc. *	252,364

	HEALTHCARE - PRODUCTS - 0.2%
3,866	Bank of New York Mellon Corp.	208,223

	INSURANCE - 0.2%
904	Everest Re Group Ltd	200,019

	IRON & STEEL - 0.2%
3,717	Nucor Corp.	236,327

	MEDIA - 0.4%
9,679	Discovery Communications, Inc. - Series A *	216,616
10,210	Discovery Communications, Inc. - Series C *	216,146
		432,762
	MEDICAL EQUIPMENT & DEVICES - 0.2%
5,520	Hologic, Inc. *	235,980

	METALS & MINING - 0.3%
14,205	Freeport-McMoRan, Inc. *	269,327

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Fair Value
	OIL & GAS - 1.1%
1,532	Concho Resources, Inc. *	$230,137
5,683	Devon Energy Corp.	235,276
15,156	Marathon Oil Corp.	256,591
6,837	Newfield Exploration Co. *	215,571
2,682	Valero Energy Corp.	246,503
		1,184,078
	PASSENGER TRANSPORTATION - 0.8%
2,602	Alaska Air Group, Inc.	191,273
4,160	American Airlines Group, Inc.	216,445
4,063	Delta Air Lines, Inc.	227,528
3,256	United Continental Holdings, Inc. *	219,454
		854,700
	RETAIL - CONSUMER STAPLES - 0.5%
10,123	Kroger Co.	277,876
2,628	Wal-Mart Stores, Inc.	259,515
		537,391
	RETAIL - DISCRETIONARY - 1.1%
217	Amazon.com, Inc. *	253,775
6,070	Foot Locker, Inc.	284,562
7,185	The Gap, Inc.	244,721
4,674	Kohl’s Corp.	253,471
		1,036,529
	SEMICONDUCTORS - 0.4%
5,271	Intel Corp.	243,309
5,153	Micron Technology, Inc. *	211,891
		455,200
	SPECIALTY FINANCE - 0.2%
3,156	Discover Financial Services	242,760
6,529	Synchrony Financial	252,085
		494,845
	TECHNOLOGY SERVICES - 0.2%
1,880	Automatic Data Processing, Inc.	220,317

	TELECOM - 0.7%
5,272	AT&T, Inc.	204,975
15,664	CenturyLink, Inc.	261,276
4,172	Verizon Communications, Inc.	220,824
		687,075
	UTILITIES - 0.9%
3,588	Ameren Corp.	211,656
7,213	Consolidated Edison, Inc.	204,561
2,700	Edison International	170,748
5,505	Exelon Corp.	216,952
3,048	PG&E Corp.	136,642
		940,559

	TOTAL COMMON STOCKS (Cost $9,806,083)	11,032,211

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 88.6%
	LARGE-CAP - 29.0%
44,753	PowerShares QQQ Trust Series 1	$6,970,727
222,154	ProShares Ultra S&P500	24,310,312
		31,281,039
	MID-CAP - 10.9%
54,550	iShares S&P Mid-Cap 400 Growth ETF	11,773,527

	SMALL-CAP - 27.2%
113,712	iShares Russell 2000 Growth ETF	21,230,030
113,505	ProShares Ultra Russell 2000	8,017,993
		29,248,023
	TECHNOLOGY - 21.5%
315,175	ProShares Ultra QQQ	23,111,783

	TOTAL EXCHANGE TRADED FUNDS (Cost $74,555,536)	95,414,372

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
682,184	BlackRock Liquidity Funds FedFund Portfolio, 0.71% + (Cost $682,184)	682,184

	TOTAL INVESTMENTS - 99.5% (Cost $85,043,803)	$107,128,767
	OTHER ASSETS LESS LIABILITIES - 0.5%	560,324
	NET ASSETS - 100.0%	$107,689,091

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

*	Non-income producing security.

ETF - Exchange Traded Fund.

N.V. - Naamloze Vennootschap.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value
	COMMON STOCKS - 119.5%
	ASSET MANAGEMENT - 2.4%
222,899	Invesco Ltd	$8,144,729

	AUTOMOTIVE - 2.4%
648,190	Ford Motor Co. ^	8,095,893

	BIOTECHNOLOGY & PHARMACEUTICAL - 9.0%
86,762	AbbVie, Inc. ^	8,390,753
41,939	Amgen, Inc. ^	7,293,192
95,069	Gilead Sciences, Inc. ^	6,810,743
217,692	Pfizer, Inc.	7,884,804
		30,379,492
	CHEMICALS - 5.0%
87,031	Eastman Chemical Co. ^	8,062,552
78,148	LyondellBasell Industries N.V. ^	8,621,287
		16,683,839
	CONSUMER PRODUCTS - 7.1%
122,814	Altria Group, Inc. ^	8,770,148
183,744	Archer-Daniels-Midland Co. ^	7,364,460
95,394	Molson Coors Brewing Co.	7,828,986
		23,963,594
	CONTAINERS & PACKAGING - 4.8%
137,223	International Paper Co. ^	7,950,701
67,643	Packaging Corp. of America	8,154,364
		16,105,065
	ELECTRICAL EQUIPMENT - 2.3%
99,071	Eaton Corp PLC ^	7,827,600

	HARDWARE - 5.5%
231,554	Cisco Systems, Inc. ^	8,868,518
226,986	Seagate Technology PLC ^	9,497,094
		18,365,612
	HEALTH CARE FACILITIES & SERVICES - 2.1%
115,934	Cardinal Health, Inc.	7,103,276

	INDUSTRIAL SERVICES - 3.0%
41,862	WW Grainger, Inc.	9,889,897

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
143,822	The Bank of New York Mellon Corp.	7,746,253

	INSURANCE - 7.0%
33,956	Everest Re Group Ltd	7,513,105
151,189	MetLife, Inc.	7,644,116
120,267	Principal Financial Group, Inc.	8,486,040
		23,643,261
	IRON & STEEL - 2.6%
140,098	Nucor Corp.	8,907,431

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Fair Value
	OIL & GAS - 13.1%
66,893	Chevron Corp	$8,374,335
152,903	Helmerich & Payne Inc ^	9,883,650
121,791	Occidental Petroleum Corp	8,971,125
140,696	ONEOK, Inc. ^	7,520,201
100,826	Valero Energy Corp.	9,266,918
		44,016,229
	PASSENGER TRANSPORTATION - 5.0%
102,519	Alaska Air Group, Inc.	7,536,172
161,285	Delta Air Lines, Inc. ^	9,031,960
		16,568,132
	RETAIL - CONSUMER STAPLES - 8.6%
387,273	Kroger Co.	10,630,644
134,144	Target Corp.	8,752,896
98,318	Wal-Mart Stores, Inc.	9,708,903
		29,092,443
	RETAIL - DISCRETIONARY - 8.8%
225,274	Foot Locker, Inc.	10,560,845
176,970	Kohl’s Corp.	9,597,083
379,659	Macy’s, Inc.	9,563,610
		29,721,538
	SEMICONDUCTORS - 2.7%
199,522	Intel Corp.	9,209,935

	TECHNOLOGY SERVICES - 6.9%
71,220	Automatic Data Processing, Inc.	8,346,272
53,189	International Business Machines Corp.	8,160,256
188,711	Nielsen Holdings PLC	6,869,080
		23,375,608
	TELECOMMUNICATIONS - 7.8%
200,898	AT&T, Inc.	7,810,914
603,253	CenturyLink, Inc.	10,062,260
158,222	Verizon Communications, Inc.	8,374,690
		26,247,864
	UTILITIES - 11.1%
701,649	AES Corp.	7,598,859
268,263	CenterPoint Energy, Inc. ^	7,607,939
92,303	Duke Energy Corp.	7,763,605
203,544	Exelon Corp. ^	8,021,669
162,417	SCANA Corp.	6,460,948
		37,453,020

	TOTAL COMMON STOCKS (Cost $369,885,209)	402,540,711

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Fair Value
	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
8,473,853	BlackRock Liquidity Funds FedFund Portfolio, 0.71% + (Cost $8,473,853)	8,473,853

	TOTAL INVESTMENTS - 122.0% (Cost $378,359,062)	$411,014,564
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0)%	(74,273,096)
	NET ASSETS - 100.0%	$336,741,468

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

^	All or a portion of this security is segregated as collateral for the Line of Credit as of December 31, 2017. These securities amounted to $152,469,728.

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

See accompanying notes to financial statements.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 96.5%
	AGGREGATE BOND - 9.7%
89,011	iShares Core U.S. Aggregate Bond ETF	$9,731,573

	CORPORATE - 23.2%
133,106	iShares iBoxx $High Yield Corporate Bond ETF	11,614,829
420,793	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	11,597,055
		23,211,884
	INDEX RELATED - 17.1%
338,965	SPDR Bloomberg Barclays Convertible Securities ETF	17,151,629

	MID-CAP - 23.2%
107,885	iShares S&P Mid-Cap 400 Growth ETF	23,284,820

	SMALL-CAP - 23.3%
153,113	iShares Russell 2000 ETF	23,343,608

	TOTAL EXCHANGE TRADED FUNDS (Cost $96,005,811)	96,723,514

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
2,891,709	BlackRock Liquidity Funds FedFund Portfolio, 0.71% + (Cost $2,891,709)	2,891,709

	TOTAL INVESTMENTS - 99.4% (Cost $98,897,520)	$99,615,223
	OTHER ASSETS LESS LIABILITIES - 0.6%	626,174
	NET ASSETS - 100.0%	$100,241,397

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2017

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
ASSETS
Investment securities:
At cost	$85,043,803	$378,359,062	$98,897,520
At fair value	$107,128,767	$411,014,564	$99,615,223
Receivable for Fund shares sold	672,202	1,462,210	766,392
Dividends and interest receivable	54,207	859,945	1,067
Prepaid expenses	12,160	186,977	—
TOTAL ASSETS	107,867,336	413,523,696	100,382,682

LIABILITIES
Line of Credit Payable	—	76,149,684	—
Payable for Fund shares redeemed	4,241	193,801	31,133
Investment advisory fees payable	130,037	337,472	78,786
Distribution (12b-1) fees payable	29,773	88,154	19,071
Payable to related parties	2,720	1,848	—
Accrued expenses and other liabilities	11,474	11,269	12,295
TOTAL LIABILITIES	178,245	76,782,228	141,285
NET ASSETS	$107,689,091	$336,741,468	$100,241,397

Net Assets Consist Of:
Paid in capital	$87,931,984	$304,857,319	$96,555,908
Undistributed net investment income (loss)	(750,399)	(19,367)	(92,946)
Accumulated net realized gain (loss) from security transactions	(1,577,458)	(751,986)	3,060,732
Net unrealized appreciation on investments	22,084,964	32,655,502	717,703
NET ASSETS	$107,689,091	$336,741,468	$100,241,397

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2017

	HCM Tactical		HCM Dividend		HCM Income Plus
	Growth Fund		Sector Plus Fund		Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$94,658,383		$304,278,715		$92,477,872
Shares of beneficial interest outstanding	6,986,977		23,207,163		8,726,251
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$13.55		$13.11		$10.60
Maximum offering price per share (maximum sales charge of 5.75%)	$14.37		$13.91		$11.24

Class I Shares:
Net Assets	$13		$16
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$13.56	*	$13.11	*

Class R Shares:
Net Assets	$13		$16
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$13.56	*	$13.11	*

Class A1 Shares:
Net Assets			$610,115
Shares of beneficial interest outstanding			46,552
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$13.11
Maximum offering price per share (maximum sales charge of 5.75%)			$13.91

Investor Class Shares:
Net Assets	$13,030,682		$31,852,606		$7,763,525
Shares of beneficial interest outstanding	978,618		2,454,753		735,707
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$13.32		$12.98		$10.55

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2017

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
INVESTMENT INCOME
Dividends	$355,304	$6,288,473	$1,784,791
Interest	10,408	31,707	9,414
TOTAL INVESTMENT INCOME	365,712	6,320,180	1,794,205

EXPENSES
Investment advisory fees	523,420	1,796,456	414,091
Interest Expense on line of credit fees	—	839,500	—
Distribution (12b-1) fees:
Class A	94,718	324,376	102,187
Class A1	—	1,098	—
Investor Class	39,863	131,050	27,136
Registration fees	27,725	27,725	27,725
Administrative services fees	25,348	93,664	29,277
Transfer agent fees	21,444	44,305	24,308
Accounting services fees	11,280	36,097	10,901
Audit fees	8,630	8,680	8,604
Legal fees	7,403	7,562	7,707
Trustees fees and expenses	7,107	7,715	6,575
Compliance officer fees	3,685	6,793	5,087
Printing and postage expenses	3,667	9,525	5,087
Custodian fees	3,600	16,501	4,107
Shareholder servicing	3,448	12,715	10,883
Insurance expense	756	3,176	1,008
Other expenses	2,260	6,592	2,716
TOTAL EXPENSES	784,354	3,373,530	687,399
Plus: Expenses recaptured by the Adviser	81,784	—	—

NET EXPENSES	866,138	3,373,530	687,399
NET INVESTMENT INCOME (LOSS)	(500,426)	2,946,650	1,106,806

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from security transactions	721,593	16,959,678	3,078,811
Net change in unrealized appreciation (depreciation) on investments	12,407,662	16,686,764	(423,873)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	13,129,255	33,646,442	2,654,938

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,628,829	$36,593,092	$3,761,744

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
FROM OPERATIONS
Net investment loss	$(500,426)	$(336,648)
Net realized gain from security transactions	721,593	1,590,312
Net change in unrealized appreciation on investments	12,407,662	8,709,740
Net increase in net assets resulting from operations	12,628,829	9,963,404

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	37,825,938	28,253,947
Investor Class	7,734,235	3,760,867
Redemption fee proceeds:
Class A	4,804	5,096
Investor Class	45	51
Payments for shares redeemed:
Class A	(6,499,503)	(11,657,976)
Investor Class	(185,666)	(228,656)
Net increase in net assets resulting from shares of beneficial interest	38,879,853	20,133,329

TOTAL INCREASE IN NET ASSETS	51,508,682	30,096,733

NET ASSETS
Beginning of Period	56,180,409	26,083,676
End of Period *	$107,689,091	$56,180,409
* Includes undistributed net investment loss of:	$(750,399)	$(249,973)

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
SHARE ACTIVITY
Class A:
Shares Sold	3,045,477	2,663,544
Shares Redeemed	(518,603)	(1,134,335)
Net increase in shares of beneficial interest outstanding	2,526,874	1,529,209

Investor Class:
Shares Sold	621,872	343,246
Shares Redeemed	(14,861)	(23,728)
Net increase in shares of beneficial interest outstanding	607,011	319,518

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
FROM OPERATIONS
Net investment income	2,946,650	$3,562,594
Net realized gain from security transactions	16,959,678	16,179,063
Net change in unrealized appreciation on investments	16,686,764	10,315,402
Net increase in net assets resulting from operations	36,593,092	30,057,059

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(23,652,060)	(5,449,376)
Class I	(1)	(1)
Class R	(1)	(1)
Class A1	(47,494)	(1)
Investor Class	(2,448,082)	(551,123)
From net investment income:
Class A	(4,623,267)	(2,156,142)
Class I	— +	— +
Class R	— +	— +
Class A1	(8,462)	— +
Investor Class	(312,177)	(189,586)
Net decrease in net assets resulting from distributions to shareholders	(31,091,544)	(8,346,230)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	84,058,979	150,996,455
Class A1	62,074	787,797
Investor Class	8,908,764	21,373,080
Net asset value of shares issued in reinvestment of distributions:
Class A	19,209,779	4,535,230
Class I	1	1
Class R	1	1
Class A1	55,328	1
Investor Class	2,663,315	736,957
Redemption fee proceeds:
Class A	11,761	18,337
Investor Class	167	758
Payments for shares redeemed:
Class A	(23,211,821)	(32,985,431)
Class A1	(20,964)	(291,771)
Investor Class	(3,543,402)	(3,469,560)
Net increase in net assets resulting from shares of beneficial interest	88,193,982	141,701,855

TOTAL INCREASE IN NET ASSETS	93,695,530	163,412,684

NET ASSETS
Beginning of Period	243,045,938	79,633,254
End of Period *	$336,741,468	$243,045,938
* Includes undistributed net investment income (loss) of:	$(19,367)	$1,977,889

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
SHARE ACTIVITY
Class A:
Shares Sold	6,382,632	12,376,968
Shares Reinvested	1,460,820	368,119
Shares Redeemed	(1,750,101)	(2,700,395)
Net increase in shares of beneficial interest outstanding	6,093,351	10,044,692

Class A1:
Shares Sold	4,813	62,908
Shares Reinvested	4,207	—
Shares Redeemed	(1,590)	(23,787)
Net increase in shares of beneficial interest outstanding	7,430	39,121

Investor Class:
Shares Sold	679,607	1,755,004
Shares Reinvested	204,556	60,209
Shares Redeemed	(270,755)	(282,310)
Net increase in shares of beneficial interest outstanding	613,408	1,532,903

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2017	Period Ended
	(Unaudited)	June 30, 2017 *
FROM OPERATIONS
Net investment income	$1,106,806	$696,879
Net realized gain from security transactions	3,078,811	186,143
Net change in unrealized appreciation (depreciation) on investments	(423,873)	1,141,576
Net increase in net assets resulting from operations	3,761,744	2,024,598

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(189,243)	—
Investor Class	(14,979)	—
From net investment income:
Class A	(1,631,901)	(184,665)
Investor Class	(108,815)	— +
Net decrease in net assets resulting from distributions to shareholders	(1,944,938)	(184,665)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	29,610,047	73,678,385
Investor Class	4,373,503	3,559,469
Net asset value of shares issued in reinvestment of distributions:
Class A	1,225,769	102,176
Investor Class	115,344	—
Redemption fee proceeds:
Class A	6,008	14,218
Investor Class	33	546
Payments for shares redeemed:
Class A	(8,118,031)	(7,571,959)
Investor Class	(315,840)	(95,010)
Net increase in net assets resulting from shares of beneficial interest	26,896,833	69,687,825

TOTAL INCREASE IN NET ASSETS	28,713,639	71,527,758

NET ASSETS
Beginning of Period	71,527,758	—
End of Period ^	$100,241,397	$71,527,758
^ Includes undistributed net investment income (loss) of:	$(92,946)	$540,964

SHARE ACTIVITY
Class A:
Shares Sold	2,802,383	7,307,960
Shares Reinvested	115,421	10,228
Shares Redeemed	(767,110)	(742,631)
Net increase in shares of beneficial interest outstanding	2,150,694	6,575,557

Investor Class:
Shares Sold	415,013	348,744
Shares Reinvested	10,902	—
Shares Redeemed	(29,685)	(9,267)
Net increase in shares of beneficial interest outstanding	396,230	339,477

*	The HCM Income Plus Fund commenced operations on November 9, 2016.

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended December 31, 2017 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$36,593,092
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(272,320,731)
Proceeds from sales	202,723,033
Purchases of short term investments, net	(2,532,117)
Net realized gains from investments	(16,959,678)
Net change in unrealized (appreciation) depreciation from investments	(16,686,764)

Changes in assets and liabilities (Increase)/Decrease in assets:
Dividends and Interest Receivable	(96,098)
Receivable for Fund Shares Sold	(1,462,210)
Prepaid Expenses and Other Assets	(52,929)
Increase/(Decrease) in liabilities:
Payable to Related Parties	(14,580)
Payable for Fund Shares Redeemed	(193,801)
Accrued Advisory Fees	109,711
Distribution Fee Payable	25,780
Other Accrued Expenses Payable	95,133
Net cash used in operating activities	(70,772,159)

Cash flows from financing activities:
Increase in line of credit	12,413,239
Proceeds from shares sold	94,492,028
Payment on shares redeemed	(26,969,988)
Cash distributions paid	(9,163,120)
Net cash provided by financing activities	70,772,159

Net increase in cash	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of:
Reinvestment of dividends	$21,928,424

Interest Paid	$839,500

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2017		Year Ended	Year Ended		Period Ended
Class A	(Unaudited)		June 30, 2017	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$11.64		$8.75	$9.71		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.07)		(0.09)	(0.00	) (9)	0.01
Net realized and unrealized gain (loss) on investments	1.98		2.98	(0.83)		(0.29)
Total from investment operations	1.91		2.89	(0.83)		(0.28)
Less distributions from:
Net investment income	—		—	—		(0.01)
Net realized gains	—		—	(0.13)		—
Total distributions	—		—	(0.13)		(0.01)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00		0.00
Net asset value, end of period	$13.55		$11.64	$8.75		$9.71
Total return (3)	16.41	% (8)	33.03%	(8.55)%		(2.77	)% (8)
Net assets, at end of period (000s)	$94,658		$51,916	$25,631		$24,318
Ratio of gross expenses to average net assets (4)(5)(6)	1.86	% (11)	2.06%	2.26%		2.52%
Ratio of net expenses to average net assets (5)(6)	1.99	% (10)	1.99%	1.99%		1.99%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(1.09)%		(0.87)%	(0.04)%		0.15%
Portfolio Turnover Rate	8	% (8)	67%	238%		247	% (8)

(1)	The HCM Tactical Growth Fund’s Class A shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2017		Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$11.65		$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.02	0.07	0.00	(10)
Net realized and unrealized gain (loss) on investments	1.86		2.87	(0.90)	(0.28)
Total from investment operations	1.91		2.89	(0.83)	(0.28)
Less distributions from:
Net realized gains	—		—	(0.13)	—
Total distributions	—		—	(0.13)	—
Net asset value, end of period	$13.56		$11.65	$8.76	$9.72
Total return (3)	16.39	% (8)	32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$13		$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)	1.61	% (12)	1.81%	2.01%	2.27%
Ratio of net expenses to average net assets (5)(6)	1.74	% (11)	1.74%	1.74%	1.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.78%		(0.62)%	(0.29)%	(0.10)%
Portfolio Turnover Rate	8	% (8)	67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class I shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2017		Year Ended	Year Ended	Period Ended
Class R	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$11.65		$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.02	0.10	0.00	(10)
Net realized and unrealized gain (loss) on investments	1.86		2.87	(0.93)	(0.28)
Total from investment operations	1.91		2.89	(0.83)	(0.28)
Less distributions from:
Net realized gains	—		—	(0.13)	—
Total distributions	—		—	(0.13)	—
Net asset value, end of period	$13.56		$11.65	$8.76	$9.72
Total return (3)	16.39	% (8)	32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$13		$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)	1.71	% (12)	1.91%	2.11%	2.37%
Ratio of net expenses to average net assets (5)(6)	1.84	% (11)	1.84%	1.84%	1.84%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.78%		(0.72)%	(0.19)%	0.00%
Portfolio Turnover Rate	8	% (8)	67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class R shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Six Months Ended
December 31, 2017	Year Ended	Year Ended	Period Ended
Investor Class	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$11.48	$8.69	$9.72	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.11)	(0.18)	(0.09)	0.00	(10)
Net realized and unrealized gain (loss) on investments	1.95	2.97	(0.81)	(0.28)
Total from investment operations	1.84	2.79	(0.90)	(0.28)
Less distributions from:
Net realized gains	—	—	(0.13)	—
Total distributions	—	—	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	0.00	(10)	0.00	(10)	—
Net asset value, end of period	$13.32	$11.48	$8.69	$9.72
Total return (3)	16.03	% (8)	32.11%	(9.26)%	(2.80	)% (8)
Net assets, at end of period (000s)	$13,031	$4,265	$453	$10	(9)
Ratio of gross expenses to average net assets (4)(5)(6)	2.60	% (12)	2.81%	3.01%	3.27%
Ratio of net expenses to average net assets (5)(6)	2.74	% (11)	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(1.64)%	(1.62)%	(1.09)%	0.90%
Portfolio Turnover Rate	8	% (8)	67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Investor Class shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2017		Year Ended		Year Ended		Period Ended
Class A	(Unaudited)		June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.81		$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.21		0.29		0.27		0.06
Net realized and unrealized gain on investments	1.43		2.42		0.71		0.09
Total from investment operations	1.64		2.71		0.98		0.15
Less distributions from:
Net investment income	(0.22)		(0.20)		(0.12)		—
Net realized gains	(1.12)		(0.50)		(0.21)		—
Total distributions	(1.34)		(0.70)		(0.33)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	0.00	(9)	—
Net asset value, end of period	$13.11		$12.81		$10.80		$10.15
Total return (3)	12.78	% (8)	25.37%		10.11%		1.50	% (8)(12)
Net assets, at end of period (000s)	$304,279		$219,218		$76,321		$36,932
Ratio of gross expenses to average net assets (4)(5)(6)(13)	2.28%		2.32	% (11)	2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(6)(14)	2.28%		2.33	% (10)	2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.12%		2.33%		2.70%		1.76%
Portfolio Turnover Rate	59	% (8)	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average
net assets (excluding interest expense) (4)(5)(6)	1.69%	1.75%

(14)	Ratio of net expenses to average
net assets (excluding interest expense) (4)(5)	1.69%	1.76%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2017		Year Ended		Year Ended		Period Ended
Class I	(Unaudited)		June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.81		$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.18		0.18		0.37		0.00	(9)
Net realized and unrealized gain on investments	1.46		2.53		0.61		0.15
Total from investment operations	1.64		2.71		0.98		0.15
Less distributions from:
Net investment income	(0.22)		(0.20)		(0.12)		—
Net realized gains	(1.12)		(0.50)		(0.21)		—
Total distributions	(1.34)		(0.70)		(0.33)		—
Net asset value, end of period	$13.11		$12.81		$10.80		$10.15
Total return (3)	12.77	% (8)	25.37%		10.11%		1.50	% (8)(13)
Net assets, at end of period (12)	$16		$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(6)(14)	2.28%		2.33	% (11)	2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(6)(15)	2.28%		2.33	% (10)	2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.74%		2.33%		2.70%		1.76%
Portfolio Turnover Rate	59	% (8)	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class I shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average
net assets (excluding interest expense) (4)(5)(6)	1.69%	1.75%

(15)	Ratio of net expenses to average
net assets (excluding interest expense) (4)(5)	1.69%	1.75%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2017		Year Ended		Year Ended		Period Ended
Class R	(Unaudited)		June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.81		$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.16		0.38		0.39		0.00	(9)
Net realized and unrealized gain on investments	1.48		2.33		0.59		0.15
Total from investment operations	1.64		2.71		0.98		0.15
Less distributions from:
Net investment income	(0.22)		(0.20)		(0.12)		—
Net realized gains	(1.12)		(0.50)		(0.21)		—
Total distributions	(1.34)		(0.70)		(0.33)		—
Net asset value, end of period	$13.11		$12.81		$10.80		$10.15
Total return (3)	12.78	% (8)	25.37%		10.11%		1.50	% (8)(13)
Net assets, at end of period (12)	$16		$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(6)(14)	2.13%		2.18	% (11)	2.04	% (11)	2.23%
Ratio of net expenses to average net assets (5)(6)(15)	2.13%		2.18	% (10)	2.09	% (10)	1.84%
Ratio of net investment income to average net assets (5)(6)(7)(15)	2.46%		2.56%		2.55%		1.61%
Portfolio Turnover Rate	59	% (8)	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class R shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average
net assets (excluding interest expense) (4)(5)(6)	1.54%	1.60%

(15)	Ratio of net expenses to average
net assets (excluding interest expense) (4)(5)	1.54%	1.60%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2017		Year Ended		Year Ended		Period Ended
Class A1	(Unaudited)		June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.80		$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.17		0.24		0.36		0.00	(9)
Net realized and unrealized gain on investments	1.46		2.46		0.62		0.15
Total from investment operations	1.63		2.70		0.98		0.15
Less distributions from:
Net investment income	(0.20)		(0.20)		(0.12)		—
Net realized gains	(1.12)		(0.50)		(0.21)		—
Total distributions	(1.32)		(0.70)		(0.33)		—
Net asset value, end of period	$13.11		$12.80		$10.80		$10.15
Total return (3)	12.71	% (8)	25.27%		10.11%		1.50	% (8)(13)
Net assets, at end of period (000s)	$610		$501	(12)	$11	(12)	$10	(12)
Ratio of gross expenses to average net assets (4)(5)(6)(14)	2.43%		2.48	% (11)	2.34	% (11)	2.53%
Ratio of net expenses to average net assets (5)(6)(15)	2.43%		2.48	% (10)	2.39	% (10)	2.14%
Ratio of net investment income to average net assets (5)(6)(7)	1.94%		1.89%		2.85%		1.91%
Portfolio Turnover Rate	59	% (8)	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A1 shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average
net assets (excluding interest expense) (4)(5)(6)	1.84%	1.90%

(15)	Ratio of net expenses to average
net assets (excluding interest expense) (4)(5)	1.84%	1.90%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2017		Year Ended		Year Ended		Period Ended
Investor Class	(Unaudited)		June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.67		$10.74		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.19		0.18		0.00	(9)
Net realized and unrealized gain on investments	1.44		2.41		0.72		0.15
Total from investment operations	1.57		2.60		0.90		0.15
Less distributions from:
Net investment income	(0.14)		(0.17)		(0.10)		—
Net realized gains	(1.12)		(0.50)		(0.21)		—
Total distributions	(1.26)		(0.67)		(0.31)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	0.00	(9)	—
Net asset value, end of period	$12.98		$12.67		$10.74		$10.15
Total return (3)	12.40	% (8)	24.49%		9.25%		1.50	% (8)(13)
Net assets, at end of period (000s)	$31,853		$23,328		$3,313		$10	(12)
Ratio of gross expenses to average net assets (4)(5)(6)(14)	3.03%		3.08	% (11)	2.94	% (11)	3.13%
Ratio of net expenses to average net assets (5)(6)(15)	3.03%		3.08	% (10)	2.99	% (10)	2.74%
Ratio of net investment income to average net assets (5)(6)(7)	1.37%		1.56%		3.44%		2.51%
Portfolio Turnover Rate	59	% (8)	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Investor Class shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average
net assets (excluding interest expense) (4)(5)(6)	2.44%	2.14%

(15)	Ratio of net expenses to average
net assets (excluding interest expense) (4)(5)	2.44%	2.14%

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months Ended
	December 31, 2017	Period Ended
Class A	(Unaudited)	June 30, 2017 (1)
Net asset value, beginning of period	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.14	0.15
Net realized and unrealized gain on investments	0.32	0.26
Total from investment operations	0.46	0.41
Less distributions from:
Net investment income	(0.19)	(0.06)
Net realized gains	(0.02)	—
Total distributions	(0.21)	(0.06)
Paid-in-Capital From Redemption Fees	0.00 (9)	0.00 (9)
Net asset value, end of period	$10.60	$10.35
Total return (3)(8)	4.11%	4.11%
Net assets, at end of period (000s)	$92,478	$68,027
Ratio of gross expenses to average net assets (4)(5)(6)	1.53%	1.66%
Ratio of net expenses to average net assets (5)(6)	1.53%	1.66%
Ratio of net investment income to average net assets (5)(6)(7)	2.58%	2.28%
Portfolio Turnover Rate (8)	78%	26%

(1)	The HCM Income Plus Fund’s Class A shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months Ended
	December 31, 2017	Period Ended
Investor Class	(Unaudited)	June 30, 2017 (1)
Net asset value, beginning of period	$10.31	$10.00
Activity from investment operations:
Net investment income (2)	0.10	0.10
Net realized and unrealized gain on investments	0.32	0.27
Total from investment operations	0.42	0.37
Less distributions from:
Net investment income	(0.16)	(0.06)
Net realized gains	(0.02)	—
Total distributions	(0.18)	(0.06)
Paid-in-Capital From Redemption Fees	0.00 (9)	0.00 (9)
Net asset value, end of period	$10.55	$10.31
Total return (3)(8)	4.48%	3.72%
Net assets, at end of period (000s)	$7,764	$3,501
Ratio of gross expenses to average net assets (4)(5)(6)	2.27%	2.41%
Ratio of net expenses to average net assets (5)(6)	2.27%	2.41%
Ratio of net investment income to average net assets (5)(6)(7)	1.90%	1.58%
Portfolio Turnover Rate (8)	78%	26%

(1)	The HCM Income Plus Fund’s Investor Class shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2017

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), and HCM Income Plus (“HIP”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF and HDSPF investment objective is to seek long-term capital appreciation. HIP’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIP commenced operations on November 9, 2016.

HTGF, HDSPF and HIP offer Class A and Investor Class shares. HTGF and HDSPF also offer Class I and Class R shares. HDSPF also offers Class A1 shares. Class I and Class R shares are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The HCM Funds
NOTES TO FINANCIAL (Unaudited) (Continued)
December 31, 2017

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

The HCM Funds
NOTES TO FINANCIAL (Unaudited) (Continued)
December 31, 2017

independent parties, the fair value team shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for each Fund’s assets measured at fair value:

The HCM Funds
NOTES TO FINANCIAL (Unaudited) (Continued)
December 31, 2017

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,032,211	$—	$—	$11,032,211
Exchange Traded Funds	95,414,372	—	—	95,414,372
Short-Term Investment	682,184	—	—	682,184
Total	$107,128,767	$—	$—	$107,128,767

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$402,540,711	$—	$—	$402,540,711
Short-Term Investment	8,473,853	—	—	8,473,853
Total	$411,014,564	$—	$—	$411,014,564

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$96,723,514	$—	$—	$96,723,514
Short-Term Investment	2,891,709	—	—	2,891,709
Total	$99,615,223	$—	$—	$99,615,223

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with MUFG Union

The HCM Funds
NOTES TO FINANCIAL (Unaudited) (Continued)
December 31, 2017

Bank, N.A. and BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of the Fund’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the Interest Rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or 1M Libor plus 150 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. Average borrowings during the periods that the line of credit was in use and the average interest rate during the six months ended December 31, 2017 were $67,439,371 and 2.96%, respectively. The largest outstanding borrowing during the six months ended December 31, 2017 was $76,149,684. As of December 31, 2017, the Fund had $76,149,684 in borrowings outstanding at an effective rate of 2.96%.

Federal Income Taxes – The Funds have qualified and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this

The HCM Funds
NOTES TO FINANCIAL (Unaudited) (Continued)
December 31, 2017

would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months and ended December 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$45,554,769	$6,349,310
HCM Dividend Sector Plus Fund	272,320,731	202,723,033
HCM Income Plus Fund	89,485,914	64,785,537

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF and 0.95% for HIP. For the six months ended December 31, 2017, the Adviser earned investment advisory fees of $523,420, $1,796,456 and $414,091 for HTGF, HDSPF and HIP, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2018 for HTGF and HDSPF, respectively, and until October 31, 2018 for HIP, to waive a portion of its advisory fee and has agreed to reimburse HTGF, HDSPF and HIP for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	2.74%
HDSPF	1.99%	1.99%	1.84%	2.14%	2.74%
HIP	1.99%	N/A	N/A	N/A	2.74%

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and each Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause the each Fund’s expenses to exceed the expense limitation then in place or in place at time of

The HCM Funds
NOTES TO FINANCIAL (Unaudited) (Continued)
December 31, 2017

waiver. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement upon 60 days written notice to the Adviser. During the six months ended December 31, 2017, the Adviser waived $0 in fees for HTGF and recaptured $81,784 in previously waived fees for HTGF pursuant to the Waiver Agreements.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	6/30/2018	6/30/2019	6/30/2020
HTGF	$15,489	$68,934	$24,314

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, 0.25% and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class, Class I and Class R shares, respectively for HDSPF, and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIP and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class I and Class R shares are not currently accruing fees. During the six months ended December 31, 2017, pursuant to the Plans, distribution fees for Class A shares and Investor Class shares are as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$94,718	$—	$39,863
HCM Dividend Sector Plus Fund	324,376	1,098	131,050
HCM Income Plus Fund	102,187	—	27,136

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of HTGF’s Class A shares for the six months ended December 31, 2017, the Distributor received $41,890 from front-end sales charge of which $5,881 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A and Class A1 shares for the six months ended December 31, 2017, the Distributor received $61,594 from front-end sales charge of which $8,712 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIP’s Class A shares for the six months ended December 31, 2017, the Distributor received $6,723 from front-end sales charge of which $962 was retained by the principal underwriter or other affiliated broker-dealers.

The HCM Funds
NOTES TO FINANCIAL (Unaudited) (Continued)
December 31, 2017

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2017 and June 30, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	8,346,230	—	—	8,346,230
HCM Income Plus Fund	184,665	—	—	184,665

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$379,704	$—	$—	$379,704
HCM Dividend Sector Plus Fund	1,670,982	—	—	1,670,982
HCM Income Plus Fund	—	—	—	—

As of June 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$—	$(249,973)	$(1,838,192)	$—	$9,216,443	$7,128,278
HCM Dividend Sector Plus Fund	11,027,748	—	—	—	—	15,354,853	26,382,601
HCM Income Plus Fund	727,107	—	—	—	—	1,141,576	1,868,683

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (losses), and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-corporation return of capital distributions.

The HCM Funds
NOTES TO FINANCIAL (Unaudited) (Continued)
December 31, 2017

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The HCM Tactical Growth Fund incurred and elected to defer such late year losses of $249,973.

At June 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
HCM Tactical Growth Fund	$1,838,192	$—	$1,838,192
HCM Dividend Sector Plus Fund	—	—	—
HCM Income Plus Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, and tax adjustments for real estate investment trusts resulted in reclassification for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
HCM Tactical Growth Fund	$(130,233)	$130,233	$—
HCM Dividend Sector Plus Fund	—	(32,793)	32,793
HCM Income Plus Fund	(28,750)	28,750	—

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2017, HTGF, HDSPF, and HIP assessed $4,849, $11,928, and $6,041 respectively, in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
HCM Tactical Growth Fund	$85,504,662	$22,515,408	(891,303)	$21,624,105
HCM Dividend Sector Plus Fund	378,972,947	40,755,515	(8,713,898)	32,041,617
HCM Income Plus Fund	98,897,520	862,235	(144,532)	717,703

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there were no subsequent events requiring adjustment and/or disclosure in the financial statements.

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2017

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	7/1/17	12/31/17	7/1/17 - 12/31/17	7/1/17 - 12/31/17
HCM Tactical Growth Fund - Class A	$1,000.00	$1,164.10	$10.69	1.96%
HCM Tactical Growth Fund - Class I	1,000.00	1,163.90	9.33	1.71%
HCM Tactical Growth Fund - Class R	1,000.00	1,163.90	9.87	1.81%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,160.30	13.94	2.56%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,127.80	9.06	1.69%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,127.10	9.87	1.84%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,127.70	9.06	1.69%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,127.80	8.26	1.54%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,124.00	8.24	2.44%

HCM Income Plus - Class A ***	1,000.00	1,044.80	7.89	1.53%
HCM Income Plus - Investor Class ***	1,000.00	1,041.10	11.68	2.27%

The HCM Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2017

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	7/1/17	12/31/17	7/1/17 - 12/31/17	7/1/17 - 12/31/17
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,015.32	$9.96	1.96%
HCM Tactical Growth Fund - Class I	1,000.00	1,016.59	8.69	1.71%
HCM Tactical Growth Fund - Class R	1,000.00	1,016.08	9.20	1.81%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,012.30	12.98	2.56%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,016.69	8.59	1.69%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,015.93	9.35	1.84%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,016.69	8.59	1.69%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,017.44	7.83	1.54%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,012.91	7.81	2.44%

HCM Income Plus - Class A ***	1,000.00	1,017.49	7.78	1.53%
HCM Income Plus - Investor Class ***	1,000.00	1,013.76	11.52	2.27%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Howard Capital Management, Inc.
555 Sun Valley Drive, Suite B-4
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/9/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/9/18